Notes Payable (Details) - Schedule of Notes Payable - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022	Jun. 17, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Outstanding principal		$ 1,708,863	$ 1,997,803	$ 104,500
Less: Debt Discount		(120,911)	(314,108)
Outstanding Principal, Total		1,587,952	1,683,694		$ 1,342,664
Less: Current Debt		(1,587,952)	(1,645,680)
Total Long-Term Debt			$ 38,014
The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Rate			1.00%
First Denver Bodega LLC Loan [Member]
Debt Instrument [Line Items]
Interest Rate			5.00%
The Third May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Rate
The Fourth May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Rate
The Second August 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Rate
The First September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Rate
The Second September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Rate
The Third September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Rate
The November 2022 Loan [Member]
Debt Instrument [Line Items]
Interest Rate
Note Payable [Member] | The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 198,577	$ 198,577
Interest Rate	[1]	5.00%
Maturity Date	[1]	April 2022
Note Payable [Member] | First Denver Bodega LLC Loan [Member]
Debt Instrument [Line Items]
Outstanding principal			38,014
Interest Rate		5.00%
Maturity Date		March 2025
Note Payable [Member] | The Third May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]		9,409
Interest Rate	[1]
Maturity Date	[1]	November 2022
Note Payable [Member] | The Fourth May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 24,124	31,701
Interest Rate	[1]
Maturity Date	[1]	November 2022
Note Payable [Member] | The Second June 2022 Loan agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 34,500	39,500
Interest Rate	[1]
Maturity Date	[1]	October 2022
Note Payable [Member] | The First August 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]		130,615
Interest Rate	[1]	14.00%
Maturity Date	[1]	July 2023
Note Payable [Member] | The Second August 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 14,450	387,950
Interest Rate	[1]
Maturity Date	[1]	January 2023
Note Payable [Member] | The First September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 13,883	73,236
Interest Rate
Maturity Date		December 2023
Note Payable [Member] | The Second September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 498,625	763,625
Interest Rate	[1]
Maturity Date	[1]	May 2023
Note Payable [Member] | The Third September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[2]	$ 22,964	256,964
Interest Rate	[2]
Maturity Date	[2]	October 2023
Note Payable [Member] | The November 2022 Loan [Member]
Debt Instrument [Line Items]
Outstanding principal			68,211
Interest Rate
Maturity Date		June 2023
Note Payable [Member] | The April 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 45,055
Interest Rate	[1]	18.00%
Maturity Date	[1]	April 2023
Note Payable [Member] | The June 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 13,000
Interest Rate	[1]
Maturity Date	[1]	September 2023
Note Payable [Member] | The First February 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 300,000
Interest Rate		10.00%
Maturity Date		July 2024
Note Payable [Member] | The Third July 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 261,250
Interest Rate		12.00%
Maturity Date		April 2024
Note Payable [Member] | The May 2023 Loan Agreements [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 123,463
Interest Rate
Maturity Date		February 2025
Note Payable [Member] | The First September 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 51,750
Interest Rate		15.00%
Maturity Date		June 2024
Note Payable [Member] | The Second September 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 107,222
Interest Rate		15.00%
Maturity Date		June 2024

[1]	Note: was in default as of September 30, 2023
[2]	Note: went into default between the balance sheet date and the date of this filing